Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Interest and similar expense	R$ (138,515)	R$ (69,305)	R$ (73,558)
Bank Deposits [Member]
IfrsStatementLineItems [Line Items]
Interest and similar expense	(52,358)	(20,492)	(17,478)
Securities sold under repurchase agreements [member]
IfrsStatementLineItems [Line Items]
Interest and similar expense	(28,399)	(8,635)	(10,690)
Inter Bank Market Debt [Member]
IfrsStatementLineItems [Line Items]
Interest and similar expense	(22,878)	(24,929)	(28,878)
Institutional Market Debt [Member]
IfrsStatementLineItems [Line Items]
Interest and similar expense	(12,757)	(9,865)	(8,400)
Finance Expense [Member]
IfrsStatementLineItems [Line Items]
Interest and similar expense	(21,981)	(5,346)	(8,121)
Other interest and similar expense [Member]
IfrsStatementLineItems [Line Items]
Interest and similar expense	R$ (142)	R$ (38)	R$ 9